Stockholders' Deficit (Details Narrative) (10K) - USD ($)					1 Months Ended				3 Months Ended		12 Months Ended
	Jun. 26, 2018	Dec. 30, 2017	Aug. 02, 2017	Jun. 30, 2017	Mar. 31, 2018	Feb. 28, 2018	Apr. 30, 2017	Jan. 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2015	Nov. 17, 2014
Common stock, price per share									$ 0.001		$ 0.001	$ 0.001
Number of common stock shares granted										6,800,000	11,840,000	6,981,000
Number of common stock granted											$ 1,818,018	$ 686,164
Debt instrument conversion of shares amount												15,418,864
Interest expense									$ 51,495	$ 20,232	114,722	79,055
Number of common stock value issued										$ 119,000	$ 2,666,213	$ 15,418,864
Warrant to purchase of common stock, value					4,500,000				5,500,000	4,500,000	5,500,000	5,905,000
Minimum [Member]
Expected stock price volatility											150.00%
Expected term											0 years
Risk-free interest rate											1.82%
Maximum [Member]
Expected stock price volatility											157.00%
Expected term											2 years
Risk-free interest rate											2.98%
Warrant [Member]
Warrant to purchase of common stock											1,000,000
Warrant to purchase of common stock, value											180,498
Stock Option [Member]
Stock issued during the period, shares											11,920,000
Number of common stock value issued											$ 1,637,520
HTS [Member]
Number of shares issued for acquisition, shares											22,452,954
Number of common stock issued, value											$ 5,298,897
2018 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Number of common stock shares granted					1,000,000
Number of common stock granted					$ 119,000
Settlement Agreement [Member]
Dividend rate per annum		$ 0.06
Debt settlement effective shares issued		1,685,000
Debt Settlement Agreement [Member] | Maren Life Reinsurance LTD [Member]
Common stock issued during period	150,000
Employment Agreement [Member] | Chief Financial Officer [Member]
Number of shares issued for employees, shares							640,000
Number of shares issued for employees							$ 48,000
Contractor Agreement [Member] | Chief Financial Officer [Member]
Number of shares issued for employees, shares							70,000
Number of shares issued for employees							$ 8,400
Consulting Agreement [Member] | Carlos J. Nissenson [Member]
Number of shares issued for employees, shares			600,000
Number of shares issued for employees			$ 66,000
Debt instrument principal and accrued interest			$ 15,000
Stock Redemption Agreement [Member]
Stock Repurchased During Period, shares						507,097		507,079			507,079
Stock Repurchased During Period, value								$ 220,490			$ 241,159
Debt instruments interest rate								9.00%
Board of Directors [Member]
Preferred stock voting rights									The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.		The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.	The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.
Stock issued during the period, shares				87,500
Board of Directors [Member] | Share Purchase Option Plan [Member]
Number of common stock shares granted											10,000,000
Maximum number of common shares reserved for issuance														10,000,000
Common stock shares subscribed												9,625,000
Independent Third Parties [Member]
Number of shares for services											2,820,448
Number of shares for services, value											$ 394,965
Independent Board [Member]
Restricted common shares				100,000
Two Parties [Member] | Debt Reduction Agreement [Member]
Stock issued during the period, shares		600,000
Number of common stock value issued		$ 59,400
Series A Preferred Stock [Member]
Preferred stock shares designated									1,000,000		1,000,000	1,000,000
Preferred stock, shares issued									0		0	0
Preferred stock shares outstanding									0		0	0
Debt instruments interest rate													6.00%
Series B Preferred Stock [Member]
Preferred stock shares designated									1		1	1
Preferred stock, shares issued									0		0	0
Preferred stock shares outstanding									0		0	0
Series C Preferred Stock [Member]
Preferred stock shares designated									15,000,000		15,000,000	15,000,000
Preferred stock, shares issued									4,828,530		4,828,530	4,828,530
Preferred stock shares outstanding									4,828,530		4,828,530	4,828,530
Dividend rate per annum									$ 0.06			$ 0.06
Preferred stock convertible description									Each Series C preferred share outstanding is convertible into one (1) share of common stock of Quest Solution, Inc.			Each Series C preferred share outstanding is convertible into one (1) share of common stock
Accrued dividends											$ 478,299	$ 289,687
Liquidation preference per share											$ 1.00
Preferred stock, conversion price per share											1.00
Common stock, price per share											$ 1.50
Number of common stock granted
Common stock issued during period
Stock issued during the period, shares												1,685,000
Number of common stock value issued												$ 1,685
Common Stock [Member]
Debt instrument conversion of shares amount											$ 8,600,000
Debt instrument conversion of shares											2,666,213
Debt instrument face amount											$ 1,199,000
Accrued interest											247,363
Debt instrument principal and accrued interest											1,446,363
Interest expense											$ 1,219,850